Assets Held For Sale - Summary of Assets Classified as Held for Sale (Detail) $ in Thousands	Mar. 31, 2018 USD ($)
Disclosure Of Assets Held For Sale [Line Items]
Total	$ 1,220
Property, plant and equipment [member]
Disclosure Of Assets Held For Sale [Line Items]
Total	$ 1,220